Provisions (Details) - Schedule of changes in provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	$ 237,620	$ 203,374
Provisions established	238,414	212,148
Provisions used	(144,150)	(177,902)
Provisions released
Ending Balance	331,884	237,620
Minimum dividends [Member]
Provisions (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	138,932	177,902
Provisions established	237,877	138,932
Provisions used	(138,932)	(177,902)
Provisions released
Ending Balance	237,877	138,932
Contingent loan risks [Member]
Provisions (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	98,181	24,971
Provisions established		73,210
Provisions used	(5,132)
Provisions released
Ending Balance	93,049	98,181
Other [Member]
Provisions (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	507	501
Provisions established	537	6
Provisions used	(86)
Provisions released
Ending Balance	$ 958	$ 507